Segment Information - Schedule of Other Required Segment Data (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [Line Items]
Depreciation and Amortization of Computer Software	$ 995	$ 1,024
Additions to capital assets and goodwill	1,207	1,118
Total Assets	26,480	27,852
Discontinued operations [member]
Disclosure of operating segments [Line Items]
Additions to capital assets and goodwill		44
Total Assets		1,651
Reportable segments [member]
Disclosure of operating segments [Line Items]
Depreciation and Amortization of Computer Software	959	964
Additions to capital assets and goodwill	767	657
Total Assets	22,419	22,112
Reportable segments [member] | Financial & risk [member]
Disclosure of operating segments [Line Items]
Depreciation and Amortization of Computer Software	581	585
Additions to capital assets and goodwill	464	381
Total Assets	14,872	14,507
Reportable segments [member] | Legal [member]
Disclosure of operating segments [Line Items]
Depreciation and Amortization of Computer Software	247	248
Additions to capital assets and goodwill	162	157
Total Assets	5,717	5,731
Reportable segments [member] | Tax & accounting [member]
Disclosure of operating segments [Line Items]
Depreciation and Amortization of Computer Software	131	131
Additions to capital assets and goodwill	141	119
Total Assets	1,830	1,874
Corporate & other (includes reuters news) [member]
Disclosure of operating segments [Line Items]
Depreciation and Amortization of Computer Software	36	60
Additions to capital assets and goodwill	440	417
Total Assets	$ 4,061	$ 5,740